Contingencies and Commitments (Details) - Schedule of commitments accounted for in off-balance sheet accounts - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Off-balance-sheet accounts
Warranty by endorsement and sureties	$ 439,669	$ 224,079
Confirmed foreign letters of credit	91,270	58,299
Issued foreign letters of credit	358,755	343,663
Performance guarantees	2,366,953	2,214,370
Undrawn credit lines	8,651,193	7,650,382
Other commitments	78,951	107,707
Transactions on behalf of third parties
Collections	152,297	157,671
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	9,676	16,024
Other assets managed on behalf of third parties
Financial assets acquired on its own behalf	107,210	80,788
Fiduciary activities
Securities held in safe custody in the Bank	2,459,854	2,023,313
Securities held in safe custody in other entities	17,833,361	18,467,801
Total	$ 32,549,189	$ 31,344,097